COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Other income (expense)	$ (53,028)	$ (210,432)	$ (146,443)	$ (347,013)
Expense Support Agreement | Variable Interest Entity, Not Primary Beneficiary
Other Commitments [Line Items]
Other income (expense)	$ 0	$ (29,721)	$ 144,721	$ 347,013